EXPLORATION AND EVALUATION ASSETS - Exploration and evaluation expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Exploration and evaluation assets
Cumulative exploration expense at beginning of the year	$ 268,423,389	$ 215,860,049
Assaying and metallurgical testing	5,089,668	7,206,656
Drilling	15,995,380	23,828,589
Trenching	499,146	2,932,976
Environmental, permitting and reclamation	1,026,461	3,348,316
Geological and geophysical studies	1,774,094	1,151,203
Personnel, consulting and overheads	11,592,629	11,978,919
Technical studies and resource evaluation	3,380,968	511,969
Property holding and other costs	2,022,061	1,604,712
Cumulative exploration expense	41,380,407	52,563,340
Cumulative exploration expense at end of the year	309,803,796	268,423,389
Queensway
Exploration and evaluation assets
Cumulative exploration expense at beginning of the year	267,847,694	215,285,192
Assaying and metallurgical testing	5,089,668	7,206,656
Drilling	15,995,380	23,828,589
Trenching	499,146	2,932,976
Environmental, permitting and reclamation	1,026,461	3,348,316
Geological and geophysical studies	1,638,692	1,150,853
Personnel, consulting and overheads	11,592,629	11,978,431
Technical studies and resource evaluation	3,350,234	511,969
Property holding and other costs	2,022,061	1,604,712
Cumulative exploration expense	41,214,271	52,562,502
Cumulative exploration expense at end of the year	309,061,965	267,847,694
Other
Exploration and evaluation assets
Cumulative exploration expense at beginning of the year	575,695	574,857
Geological and geophysical studies	135,402	350
Personnel, consulting and overheads		488
Technical studies and resource evaluation	30,734
Cumulative exploration expense	166,136	838
Cumulative exploration expense at end of the year	$ 741,831	$ 575,695